Borrowings - Concerning of Other Borrowings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Other borrowings	$ 4,664	$ 6,330
Fixed Rate Amortizing Borrowing [Member]
Debt Instrument [Line Items]
Maturity date Range, From	Apr. 01, 2024
Maturity date Range, To	Jun. 01, 2037
Weighted Average Interest Rate	1.90%
Other borrowings	$ 4,664	$ 6,330
Fixed Rate Amortizing Borrowing [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated Interest Rate Range	1.16%
Fixed Rate Amortizing Borrowing [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated Interest Rate Range	2.01%